Form N-1A Cover	May 24, 2024
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.
Registrant Name	Capital Group International Core Equity ETF
Entity Central Index Key	0002008516
Entity Investment Company Type	N-1A
Document Period End Date	May 24, 2024